QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172
Investment Company Act file number

WORLD FUNDS TRUST
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

With copy to:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of the 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

(804) 267-7400
Registrant’s telephone number, including area code:

Date of fiscal year end: 9/30

Date of reporting period: 12/31/2017

ITEM 1. SCHEDULE OF INVESTMENTS

STRATEGIC GLOBAL LONG/SHORT FUND
SCHEDULE OF INVESTMENTS
December 31, 2017 (unaudited)

	Shares	Fair Value

CORPORATE BONDS - 23.13%

BRAZIL - 7.61%
Banco Votorantim 1/12/2010, 7.375% 1/21/2020	200,000	$210,900
Petrobras Global Finance 5/23/2013, 4.375% 5/20/2023	500,000	495,735
Petrobras Global Finance 1/09/2017 6.125% 1/17/2022	200,000	212,750

		919,385

EL SALVADOR - 1.69%
Agricola Senior Trust 6/11/2015 6.75% 6/18/2020	200,000	203,746

GUATEMALA - 1.71%
Agromercantil Senior Tr 4/10/2014 6.250% Ser REGS 4/10/2019	200,000	206,358

MEXICO - 5.57%
Credito Real SAB DE CV 7/20/2016 7.250% 7/20/2023	250,000	266,250
Financiera Independencia 7/12/2017 8.00% 7/19/24	250,000	255,625
Petroleos Mexicanos 7/25/2013 3.500% 7/18/2018	150,000	151,313

		673,188

PANAMA - 1.69%
Global Bank Corp. 3/17/2017, 4.500% 10/20/2021	200,000	204,240

UNITED STATES - 4.86%
DPL Inc. 10/15/2012 7.250% 10/15/2021	250,000	278,438
SESI LLC 7/19/2012 7.125% 12/15/2021	150,000	153,938
Whiting Petroleum Corp. 9/9/2013 5.750% 3/15/2021	150,000	154,312

		586,688

TOTAL CORPORATE BONDS - 23.13%		2,793,605

COMMON STOCK - 24.71%

GREAT BRITAIN - 0.04%
Barclays PLC ADR	431	4,698

MEXICO - 6.39%
Cemex SAB de CV ADR**	102,900	771,750

SPAIN - 5.63.%
Banco Santander SA ADR**	103,953	679,853

UNITED STATES - 12.65%
Chubb LTD	1,500	219,195
Caterpillar Inc.	1,300	204,854
Cisco Systems, Inc.	5,300	202,990
Humana Inc.	800	198,456
Johnson & Johnson	1,000	139,720
Merck & Co. Inc.	3,500	196,945
US Concrete Inc.	2,000	167,300
Western Digital Corp.	2,500	198,825

		1,528,285

TOTAL COMMON STOCKS - 24.71%		2,984,586

STRATEGIC GLOBAL LONG/SHORT FUND
SCHEDULE OF INVESTMENTS
December 31, 2017 (unaudited)

				Shares	Fair Value

SHORT TERM INVESTMENTS - 48.77%
Morgan Stanley Institutional Liquidity Fund				2,000,000	$2,000,000
UMB Money Market Fund - 0.01% *				3,890,182	3,890,182

					5,890,182

U.S. GOVERNMENT SECURITIES - 16.54%
MATURES IN LESS THAN 1 YEAR
U. S. Treasury Bill, Matures January 11, 2018				500,000	499,859
U. S. Treasury Bill, Matures February 15, 2018				1,500,000	1,498,454

					1,998,313

TOTAL SHORT TERM INVESTMENS - 65.31%					7,888,495

TOTAL INVESTMENTS - 113.15%					13,666,686
Liabilities, net of other assets - (13.15)%					(1,588,321)

NET ASSETS - 100.00%					$12,078,365

OPTIONS WRITTEN
		Notional	Exercise	Expiration
	Contracts	Amount	Price	Date

PUT OPTIONS WRITTEN - (0.01)%
Vulcan Materials Co.	20	($256,740)	$120.00	1/19/2018	(1,100)

TOTAL PUT OPTIONS WRITTEN
(Premiums received: ($ )

TOTAL PUT OPTIONS WRITTEN					$(1,100)

TOTAL OPTIONS WRITTEN - (0.01)%					$(1,100)

* Effective 7 day yield as of December 31, 2017.

**ADR - Security represented is held by the custodian bank in the form of American Depository Receipts.

Security Valuation
In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2017:

	Level 1	Level 2	Level 3

			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Corporate Bonds	$–	$2,793,605	$–	$2,793,605
Common Stock	2,984,586	–	–	2,984,586
Short Term Investments	7,888,495	–	–	7,888,495

Total Investments	$10,873,081	$2,793,605	$–	$13,666,686

Put Options Written	(1,100)	–	–	(1,100)

Total Options Written and Securities Sold Short	$(1,100)	$–	$–	$(1,100)

There were no transfers to or from Level 3 during the quarter. There were no transfers of securities between Levels 1 and 2 during the quarter.

At December 31, 2017, the cost of investment for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $13,248,225 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$441,081
Gross unrealized depreciation	(22,621)

Net unrealized appreciation	$418,461

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No. Description of Exhibit

99.1	Certification of Principal Executive Officer

99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust

By:	/s/ David A. Bogaert
David A. Bogaert
Principal Executive Officer

Date:	February 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David A. Bogaert
David A. Bogaert
Principal Executive Officer

Date:	February 27, 2018

By:	/s/ Karen Shupe
Karen Shupe
Principal Financial Officer

Date:	February 27, 2018